Subordinated Notes and Debentures	6 Months Ended
Apr. 30, 2024
Subordinated Notes and Debentures [Abstract]
Subordinated Notes and Debentures
NOTE 12: SUBORDINATED NOTES AND DEBENTURES
Issues
On April 9, 2024, the Bank issued $ 1.75

billion of non-viability contingent capital

(NVCC) medium-term notes constituting

subordinated indebtedness of the Bank
(the “Notes”), maturing on April 9, 2034.

The Notes will bear interest at a fixed rate of
5.177
% per annum (paid semi-annually) until

April 9, 2029, and at
Daily
Compounded Canadian Overnight Repo Rate Average

plus
1.53
% thereafter (paid quarterly) until maturity

on April 9, 2034. With the prior approval

of OSFI, the
Bank may, at its option, redeem the Notes on or after April 9, 2029,

in whole or in part, at par plus accrued and unpaid

interest by giving not more than
60

nor less
than 10

days’ notice to holders.